SCHEDULE OF MATURITIES NOTES PAYABLE - RELATED PARTIES (Details) - Notes Payable Related Parties [Member]	Sep. 30, 2021 USD ($)
Debt Instrument [Line Items]
2022	$ 500,000
2023	10,486,250
Total	$ 10,986,250